Revenue from contracts with customers (Tables)	6 Months Ended
Dec. 31, 2022
Revenue from contracts with customers
Schedule of revenue derived from principal activity

	Three months ended		Six months ended
	31 December		31 December
	2022	2021	2022	2021
	£’000	£’000	£’000	£’000
Sponsorship	50,423	35,215	108,234	71,484
Retail, merchandising, apparel & product licensing	28,266	29,193	57,843	57,289
Commercial	78,689	64,408	166,077	128,773
Domestic competitions	44,399	46,383	72,026	69,262
European competitions	12,895	38,266	18,582	56,813
Other	1,495	1,764	3,184	3,680
Broadcasting	58,789	86,413	93,792	129,755
Matchday	29,890	34,619	51,153	53,373
	167,368	185,440	311,022	311,901

Schedule of assets and liabilities related to contracts with customers

Current
contract assets
– accrued
revenue
£’000
At 1 July 2021	40,544
Recognized in revenue during the period	66,055
Cash received/amounts invoiced during the period	(36,771)
At 31 December 2021	69,828
Recognized in revenue during the period	33,567
Cash received/amounts invoiced during the period	(67,156)
At 30 June 2022	36,239
Recognized in revenue during the period	64,230
Cash received/amounts invoiced during the period	(46,964)
At 31 December 2022	53,505

	Current	Non-current
	contract	contract	Total contract
	liabilities –	liabilities –	liabilities –
	deferred	deferred	deferred
	revenue	revenue	revenue
	£’000	£’000	£’000
At 1 July 2021	(117,984)	(22,942)	(140,926)
Recognized in revenue during the period	75,882	—	75,882
Cash received/amounts invoiced during the period	(115,497)	—	(115,497)
Reclassified to current during the period	1,668	(1,668)	—
At 31 December 2021	(155,931)	(24,610)	(180,541)
Recognized in revenue during the period	31,072	—	31,072
Cash received/amounts invoiced during the period	(33,075)	—	(33,075)
Reclassified to current during the period	(7,913)	7,913	—
At 30 June 2022	(165,847)	(16,697)	(182,544)
Recognized in revenue during the period	132,606	—	132,606
Cash received/amounts invoiced during the period	(117,890)	—	(117,890)
Reclassified to current during the period	(9,423)	9,423	—
At 31 December 2022	(160,554)	(7,274)	(167,828)